Segment information and disaggregated revenue disclosures	6 Months Ended
Jun. 30, 2021
Operating segments [Abstract]
Segment information and disaggregated revenue disclosures	Segment information and disaggregated revenue disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Condensed Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Six months ended June 30,
	2020	2021
	(In thousands)
Asia:
Taiwan	$5,566	$8,691
Korea	7,475	1,089
Rest of Asia	294	667
Total Asia	13,335	10,447
United States of America	6,917	11,850
Rest of world	751	2,881
Total revenue	$21,003	$25,178
Of our total revenue, 99.1% is attributable to international sales for the six months ended June 30, 2021 (99.5% in 2020).
The Company categorizes its total revenue based on type of end user application.

	Six months ended June 30,
	2020	2021
	(In thousands)
Broadband and Critical IoT	$8,390	$4,089
Massive IoT	6,642	14,069
Vertical	5,971	7,020
Total revenue	$21,003	$25,178

Additionally, the Company categorizes its total revenue as product and other revenue, which includes license and service revenue.

	Six months ended June 30,
	2020	2021
	(In thousands)
Product	$14,275	$15,941
License	—	300
Development and other services	6,728	8,937
Total revenue	$21,003	$25,178

The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A and located in France.
For the six-month periods ended June 30, 2020 and 2021, customers representing more than 10% of revenue, and related accounts receivables at the end of the period, were:

Customer Customer Location	% of total revenues for the six months ended June 30,		Trade receivables at
	2020	2021	June 30, 2021
A Taiwan	24%	31%	$3,836,951
B United States of America	26%	22%	$1,800,000
C South Korea	35%	Less than 10%	$648,248
When the Company performs under contracts by transferring goods or services before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Where the Company has an unconditional right to payment, these are included in unbilled revenue until billing occurs and classified as trade receivables. As of June 30, 2021, the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) was $5,439,000 for which $4,919,000 is expected to be recognized in the next 12 months and $520,000 in the years after, excluding the amounts related to the development service contract entered into in October 2019, described under Note 19.